RIGHTS AGREEMENTS (Tables)	9 Months Ended
Dec. 31, 2021
RIGHTS AGREEMENTS
Schedule of Sales Milestones
Year 3	$250,000 Royalty
Year 4	$375,000 Royalty
Year 5	$625,000 Royalty
Year 6	$875,000 Royalty
All subsequent years	$1,000,000 Royalty